Allowance for Loan Losses and Recorded Investment in Loans (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Allowance for loan losses:
Beginning Balance				$ 2,122				$ 2,341	$ 2,122	$ 2,341
Provision charged to expense	$ 96	$ 72	$ 72	57	$ 25	$ 25	$ 25	25	297	100
Losses charged off									(449)	(438)
Recoveries									73	119
Ending Balance	2,043				2,122				2,043	2,122
Ending balance: individually evaluated for impairment	85				73				85	73
Ending balance: collectively evaluated for impairment	1,958				2,049				1,958	2,049
Loans:
Ending balance: individually evaluated for impairment	959				1,008				959	1,008
Ending balance: collectively evaluated for impairment	408,724				359,381				408,724	359,381
Commercial
Allowance for loan losses:
Beginning Balance				537				495	537	495
Provision charged to expense									(151)	39
Losses charged off									0	(49)
Recoveries									3	52
Ending Balance	389				537				389	537
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	389				537				389	537
Loans:
Ending balance: individually evaluated for impairment	57				83				57	83
Ending balance: collectively evaluated for impairment	93,633				75,205				93,633	75,205
Commercial Real Estate
Allowance for loan losses:
Beginning Balance				843				804	843	804
Provision charged to expense									(173)	118
Losses charged off									0	(81)
Recoveries									2	2
Ending Balance	672				843				672	843
Ending balance: individually evaluated for impairment	85				73				85	73
Ending balance: collectively evaluated for impairment	587				770				587	770
Loans:
Ending balance: individually evaluated for impairment	809				619				809	619
Ending balance: collectively evaluated for impairment	222,652				195,108				222,652	195,108
Residential
Allowance for loan losses:
Beginning Balance				436				591	436	591
Provision charged to expense									287	(97)
Losses charged off									(208)	(78)
Recoveries									4	20
Ending Balance	519				436				519	436
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	519				436				519	436
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	78,767				76,501				78,767	76,501
Installment
Allowance for loan losses:
Beginning Balance				218				107	218	107
Provision charged to expense									422	296
Losses charged off									(241)	(230)
Recoveries									64	45
Ending Balance	463				218				463	218
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	463				218				463	218
Loans:
Ending balance: individually evaluated for impairment	93				306				93	306
Ending balance: collectively evaluated for impairment	13,672				12,567				13,672	12,567
Unallocated
Allowance for loan losses:
Beginning Balance				$ 88				$ 344	88	344
Provision charged to expense									(88)	(256)
Losses charged off									0	0
Recoveries									0	0
Ending Balance	0				88				0	88
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	0				88				0	88
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	$ 0				$ 0				$ 0	$ 0